Stock Options (Details) (USD $)	Jun. 30, 2012	Nov. 25, 2011	Nov. 17, 2011	Dec. 31, 2010
Number of Outstandingoptions	720,000	720,000		0
Exercise Price for stock options:	$ 4.00			$ 0
Exercise price Range minimum		$ 3.00
Exercise price Range maximum		$ 5.00
Contractual Life (Years) for options		3		0
Value of options if Exercised.	$ 2,880,000	$ 2,880,000		$ 0
No of restricted shares authorized to issue for options			900,000
Par value of restricted shares			$ 0.001
Exercise price for options vesting in the first year			$ 3
Exercise price for options vesting in the second year			$ 4
Exercise price for options vesting in the third year			$ 5